Deposits from the Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2019
Deposits from the Central Bank and Deposits from credit institutions
Deposits from the Central Bank and Deposits from credit institutions

19. Deposits from the Central Bank and Deposits from credit institutions

The breakdown by classification, type and currency of Deposits from the Central Bank and Deposits from credit institutions is as follows:

	12/31/2018	12/31/2019

Classification:
Other financial liabilities at fair value through profit or loss	44,796	141,263
Financial liabilities at amortized cost	94,849	72,969
	139,645	214,232
Type:
Reciprocal accounts	3,999	7,272
Time deposits	10,125	8,914
Overnight deposits	23,359	26,710
Repurchase agreements	44,796	141,263
Other accounts	57,315	29,961
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	32,606	8,960
Others	24,709	21,001
Accrued interest	51	112
	139,645	214,232
Currency:
Peso	125,839	195,604
USD	13,791	18,565
Other currencies	15	63
	139,645	214,232

As of December 31, 2019, the Bank decided to present the sale of financial assets acquired under reverse repurchase agreements and pledged in repurchase agreement transactions as Other financial liabilities at fair value through profit or loss (Deposits from credit institutions – Repurchase agreements and Customer deposits – Repurchase agreements) (see note 2.ae).

Note 45.a includes a breakdown of the remaining maturity periods of Deposits from the Central Bank and Deposits from credit institutions. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Deposits from the Central Bank and Deposits from credit institutions - Financial liabilities at amortized cost.